Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2023
Organization and Description of Business [Abstract]
Principles of Consolidation

a. Principles of Consolidation

The accompanying consolidated financial statements are prepared in accordance with U.S. GAAP and include the accounts of all consolidated subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

b. Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts reported in the consolidated financial statements and accompanying notes. Estimates are used for, but not limited to, revenue recognition, incentives earned from vendors, allowance for credit losses, investment valuation, valuation allowance for deferred tax assets, and stock-based compensation. Actual results could differ from such estimates.

Reclassifications	c. Reclassifications Certain prior period amounts have been reclassified to conform to the current period presentation.
Cash and Cash Equivalents

d. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash on deposit, certificates of deposit, and money market accounts. Cash equivalents are all highly liquid investments with original maturities of three months or less. The Company maintains its cash in bank deposits which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts. The Company believes it is not exposed to any significant credit risk of cash and cash equivalents. Amounts receivable from credit card processors are also considered cash equivalents as they are both short term and highly liquid in nature and are typically converted to cash within three business days. Amounts due to the Company from credit card processors that are classified as cash and cash equivalents totaled $12.9 million and $13.0 million at December 31, 2023 and 2022, respectively.

Restricted Cash

e. Restricted Cash

Restricted cash includes amounts deposited in commercial bank time deposits and money market accounts to collateralize the Company’s deposit obligations. The Company considers restricted cash related to obligations classified as current liabilities to be current assets and restricted cash related to obligations classified as long-term liabilities as noncurrent assets. At December 31, 2023 and 2022, the Company had $4.0 million and $0.9 million, respectively, in restricted cash, primarily related to collateralization required pursuant to a credit card agreement and the restricted cash account required under the Company’s health insurance plan. The restricted cash balance is classified as a current asset in the consolidated balance sheets.

The following is a reconciliation of cash and cash equivalents, and restricted cash reported within the consolidated balance sheets to the consolidated statements of cash flows (in thousands):

	As of December 31,
	2023	2022
Cash and cash equivalents	$102,512	$122,559
Restricted cash	3,962	947
Total cash and cash equivalents, and restricted cash	$106,474	$123,506

Accounts Receivable

f. Accounts Receivable

Accounts receivable consist primarily of vendor receivables, which do not bear interest, and represent amounts due for marketing development funds, cooperative advertising, price protection and other incentive programs offered to the Company by certain vendors. Accounts receivable also include receivables from business customers generally, on 30-day to 60-day credit terms. On January 1, 2020, the Company adopted Accounting Standards Update (“ASU”) 2016-13 (as amended through March 2020), Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The Company estimates the provision for credit losses based on historical experience, current conditions, and reasonable and supportable forecasts. Accounts receivables are written off when deemed uncollectible. Recoveries of accounts receivable previously written off are recorded when received. Amounts receivable from business customers were $20.7 million and $19.4 million, net of allowances of $0.2 million and $1.0 million, at December 31, 2023 and 2022, respectively. See further discussion of amounts receivable related to vendor incentive programs under Incentives Earned from Vendors below.

Inventories

g. Inventories

Inventories, consisting of products available for sale, are accounted for using the first-in, first-out (FIFO) method and are valued at the lower of cost and net realizable value. In-bound freight-related costs are included as part of the cost of merchandise held for resale. In addition, certain vendor payments are deducted from the cost of merchandise held for resale. The Company records an inventory provision for refurbished, slow-moving, or obsolete inventories based on historical experience and assumptions of future demand for product. These allowances are released when the related inventory is sold or disposed of. Amounts of inventory allowances were $3.9 million and $5.5 million, as of December 31, 2023 and 2022, respectively.

Property and Equipment

h. Property and Equipment

Property and equipment are stated at cost, less accumulated amortization and depreciation computed using the straight-line method over the estimated useful life of each asset. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the assets. Expenditures for repair and maintenance costs are expensed as incurred, and expenditures for major renewals and improvements are capitalized. Costs incurred during the application development stage of internal-use software and website development are capitalized and included in property and equipment. When assets are retired or otherwise disposed of, the cost and accumulated depreciation or amortization are removed from the accounts, and any gain or loss is reflected in the Company’s consolidated statements of operations. The useful lives for depreciable assets are as follows:

Buildings	20 – 39 years
Machinery and equipment	3 – 7 years
Computer and software	3 – 5 years
Leasehold improvements	Lesser of lease term or 10 years
Capitalized software	3 – 5 years
Furniture and fixtures	5– 7 years

Leases

i. Leases

The Company defines lease agreements at their inception as either operating or finance leases depending on certain defined criteria. Certain lease agreements may entitle the Company to receive rent holidays, other incentives, or periodic payment increases over the lease term. Accordingly, rent expense under operating leases is recognized on the straight-line basis over the original lease term, inclusive of predetermined minimum rent escalations or modifications and rent holidays.

Impairment of Long-Lived Assets

j. Impairment of Long-Lived Assets

The Company evaluates the recoverability of long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The impairment test consists of two steps. The first step compares the carrying amount of the asset to the sum of expected undiscounted future cash flows. If the sum of expected undiscounted future cash flows exceeds the carrying amount of the asset, no impairment is taken. If the sum of expected undiscounted future cash flows is less than the carrying amount of the asset, a second step is warranted and an impairment loss is measured as the amount by which the carrying amount of the asset exceeds its fair value calculated using the present value of estimated net future cash flows. There have been no impairment losses recognized by the Company for the years ended December 31, 2023, 2022 and 2021.

Investments

k. Investments

Investments are accounted for using the equity method if the investment provides the Company the ability to exercise significant influence, but not control, over an investee. Significant influence is generally deemed to exist if the Company has an ownership interest in the voting stock of the investee between 20% and 50%, although other factors are considered in determining whether the equity method is appropriate. Also, investments in limited partnerships of more than 3% to 5% are generally viewed as more than minor and are accounted for using the equity method.

The investments for which the Company is not able to exercise significant influence over the investee and which do not have readily determinable fair values were accounted for under the cost method prior to the adoption of ASU 2016-01 Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. Subsequent to the adoption of this standard as of January 1, 2018, the Company has elected the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.

Equity investments, except for those accounted under ASU 2016-01 equity method, are measured at fair value, and any changes in fair value are recognized in earnings. For equity investments measured at fair value with changes in fair value recorded in earnings, the Company does not assess whether those securities are impaired.

Fair Value of Financial Instruments

l. Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase the comparability of fair value measures, a three-tier fair value hierarchy prioritizes the inputs used in measuring fair value. These tiers include Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exist, therefore, requiring the Company to develop its own assumptions to determine the best estimate of fair value.

The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, and accrued and other liabilities approximate fair value because of the short maturity of these instruments. The carrying amounts of long-term debt and line of credit at December 31, 2023 and 2022 approximate fair value because the interest rate approximates the current market interest rate. The fair value of these financial instruments was determined using level 2 input.

Warrant Liability

m. Warrant Liability

For warrants that are not indexed to the Company’s stock, the Company records the fair value of the issued warrants as a liability at each balance sheet date and records changes in the estimated fair value as a non-cash gain or loss in the consolidated statement of income and comprehensive income. The warrant liability is recognized in the balance sheet at the fair value (level 3). The fair value of these warrants has been determined using the Black-Scholes pricing model. The Black-Scholes pricing model provides for assumptions regarding volatility, call and put features and risk-free interest rates within the total period to maturity (see Note 13 - Warrants).

Accumulated Other Comprehensive Income (Loss)

n. Accumulated Other Comprehensive Income (Loss)

Comprehensive income (loss) consists of net income (loss) and adjustments to stockholders’ equity for foreign currency translation adjustments. Accumulated other comprehensive income (loss) consists entirely of foreign currency translation adjustments. The tax impact is not material to the consolidated financial statements.

Revenue Recognition

o. Revenue Recognition

Revenue is recognized when control of a promised product or service transfers to a customer, in an amount that reflects the consideration to which the Company expects to be entitled in exchange for transferring that product or service. Revenue is recognized net of sales taxes and discounts. The Company primarily generates revenue through product and extended warranty sales on its platforms, through fees earned for facilitating marketplace transactions, and services rendered through its Newegg Partner Services (“NPS”).

The Company recognizes revenue on product sales at a point in time to customers when control of the product passes to the customer upon delivery to the customer or when service is provided. The Company fulfills orders with its owned inventory or with inventory sourced through its suppliers. The vast majority of the Company’s product sales are fulfilled from its owned inventory. The amount recognized in revenue represents the expected consideration to be received in exchange for such goods or services. For orders fulfilled with inventory sourced through the Company’s suppliers, and where the products are shipped directly by the Company’s supplier to the Company’s customer, the Company evaluates the criteria outlined in ASC 606-10-55, Principal versus Agent Considerations, in determining whether revenue should be recognized on a gross or net basis. The Company determined that it is the principal in these transactions as it controls the specific good before it is transferred to the customer. The Company is the entity responsible for fulfilling the promise to provide the specified good to the customer and takes responsibility for the acceptability of the goods, assumes inventory risk before the specified good has been transferred to the customer or after transfer of control to the customer, has discretion in establishing the price, and selects the suppliers of products sold. The Company accounts for product sales under these arrangements on a gross basis upon receipt of the product by the customer. Product sales exceeded 94% of consolidated net sales in each of the years ended December 31, 2023, 2022 and 2021.

The Company generally requires payment by credit card upon placement of an order, and to a limited extent, grants credit to business customers, typically on 30-day to 60-day terms. Shipping and handling is considered a fulfillment activity, as it takes place before the customer obtains controls of the good. Amounts billed to customers for shipping and handling are included in net sales upon completion of the performance obligation.

The Company’s product sales contracts include terms that could cause variability in the transaction price such as sales returns and credit card chargebacks. As such, the transaction price for product sales includes estimates of variable consideration to the extent it is probable that a significant reversal of revenue recognized will not occur. Sales are reported net of estimated returns and allowances and credit card chargebacks, based on historical experience.

The Company also earns fees for facilitating marketplace transactions and extended warranty sales on its platforms. For marketplace transactions, the Company’s websites host third-party sellers and the Company also provides the payment processing function. The Company recognizes revenue upon sale of products made available through its marketplace store. The Company is not the principal in this arrangement and does not control the specific goods sold to the customer. The Company reports the net amount earned as commissions, which are determined using a fixed percentage of the sales price or fixed reimbursement amount. The Company also offers extended warranty programs for various products on behalf of an unrelated third party. The Company reports the net amount earned as revenue at the time of sale, as it is not the principal in this arrangement and does not control the specific goods sold to the customer.

The Company offers its customers the opportunity to purchase goods and services on its websites using deferred financing promotional programs provided by a third-party financing company. These programs include an option to make no payments for a period of six, twelve, eighteen or twenty-four months. The third-party financing company makes all decisions to extend credit to the customer under a separate agreement with the customer, owns all such receivables from the customer, assumes all risk of collection, and has no recourse to the Company in the event the customer does not pay. The third-party financing company pays the Company for the purchase price on behalf of the customer, less certain transaction fees. Accordingly, sales generated through these programs are not reflected in the Company’s receivables once payment is received from the third-party financing company. The transaction fee paid by the Company to the third-party financing company is recognized as a reduction of revenue. These transaction fees for the years ended December 31, 2023, 2022 and 2021 were immaterial.

To the extent that the Company sells its products on third-party platforms, the Company incurs incremental contract acquisition costs in the form of sales commissions paid to the platforms. The commissions are generally determined based on the sales price and an agreed-upon commission rate. The Company elects the practical expedient under Accounting Standards Update No. 2014-09 Revenue From Contracts with Customers (Topic 606) to recognize sales commission as an expense as incurred, as the amortization period of the asset that the Company otherwise would have recognized is less than one year.

The Company offers e-commerce solutions to its vendors and sellers through its Newegg Partner Services. Part of the services include third-party logistics (3PL), Shipped-by-Newegg (SBN), shipping label service (SLS), staffing, and media services. The fees we earn from these arrangements are recognized when the services are rendered. For 3PL, SBN, and SLS, the revenues are recognized upon the shipment of the product to its end consumer, and upon processing of a returned item for the client. For staffing, revenues are recognized based on when an employee is dispatched to a client, hours are accumulated by the dispatched employees’ timecard, or when a direct hire placement is made. For media services, revenues are recognized when the applicable commercial or editorial creative content is delivered.

The Company has two types of contractual liabilities: (1) amounts collected, or amounts invoiced and due, related to product sales where receipt of the product by the customer has not yet occurred or revenue cannot be recognized. Such amounts are recorded in the consolidated balance sheets as deferred revenue and are recognized when the applicable revenue recognition criteria have been satisfied. For all of the product sales, the Company ships a large volume of packages through multiple carriers. Actual delivery dates may not always be available and as such, the Company estimates delivery dates as needed based on historical data. (2) unredeemed gift cards, which are initially recorded as deferred revenue and are recognized in the period they are redeemed. Subject to governmental agencies’ escheat requirements, certain gift cards not expected to be redeemed, also known as “breakage,” are recognized as revenue based on the historical redemption pattern. These gift cards breakage revenue for the years ended December 31, 2023, 2022, and 2021 were immaterial.

Deferred revenue totaled $25.6 million and $31.0 million at December 31, 2023 and 2022, respectively. During the year ended December 31, 2023, the Company recognized $27.6 million of net revenue included in deferred revenue at December 31, 2022. During the year ended December 31, 2022, the Company recognized $36.6 million of net revenue included in deferred revenue at December 31, 2021.

Cost of Sales

p. Cost of Sales

The Company’s cost of sales represents the purchase price of the products it sells to its customers, offset by incentives earned from vendors, including marketing development funds and other vendor incentive programs. See further discussion of vendor payments under Incentives Earned from Vendors below. Cost of sales also includes freight-in and freight-out costs and charges related to refurbished, slow-moving, or obsolete inventory along with payroll and benefit costs related to the Newegg Partner Services.

Shipping and Handling

q. Shipping and Handling

The Company records revenue for shipping and handling billed to its customers. Shipping and handling revenue totaled approximately $12.1 million, $15.3 million and $25.3 million for the years ended December 31, 2023, 2022 and 2021, respectively.

The related shipping and handling costs are included in cost of sales. Shipping and handling costs totaled approximately $45.9 million, $49.2 million and $64.7 million for the years ended December 31, 2023, 2022 and 2021, respectively.

Incentives Earned from Vendors

r. Incentives Earned from Vendors

The Company participates in various vendor incentive programs that include, but are not limited to, purchasing-based volume discounts, sales-based volume incentives, marketing development funds, including for certain cooperative advertising, and price protection agreements. Vendor incentives are recognized in the consolidated statements of operations as an offset to marketing and promotional expenses to the extent that they represent reimbursement of advertising costs incurred by the Company on behalf of the vendors that are specific, incremental, and identifiable. Reimbursements that are in excess of such costs and all other vendor incentive programs are accounted for as a reduction of cost of sales, or if the related product inventory is still on hand at the reporting date, inventory is reduced in the consolidated balance sheets.

The Company reduced cost of sales by $215.2 million, $224.3 million and $140.0 million for the years ended December 31, 2023, 2022 and 2021, respectively, for these vendor incentive programs. Reductions to advertising and promotional expenses related to direct reimbursements for costs incurred in advertising vendors’ products totaled $0.8 million, $1.3 million and $1.5 million for the years ended December 31, 2023, 2022 and 2021, respectively. Amounts receivable related to vendor incentive programs were $57.1 million and $63.6 million, net of allowances of $0.7 million and $0.6 million, at December 31, 2023 and 2022, respectively. Amounts due to the Company are included in accounts receivable in the consolidated balance sheets.

Selling, General, and Administrative Expenses

s. Selling, General, and Administrative Expenses

Selling, general, and administrative expenses primarily consist of marketing and advertising expenses, sales commissions, credit card processing fees, payroll and related benefits, depreciation and amortization, professional fees, litigation costs, rent expense, information technology expenses, warehouse costs, office expenses, and other general corporate costs.

The Company recognizes the cost of legal services related to defending litigation when the services are provided.

Advertising

t. Advertising

Advertising and promotional expenses are charged to operations when incurred and are included in selling, general, and administrative expenses. Advertising and promotional expenses for the years ended December 31, 2023, 2022 and 2021 were $12.7 million, $14.7 million and $32.8 million, respectively.

Stock-Based Compensation

u. Stock-Based Compensation

The measurement and recognition of compensation expense for all stock-based payment awards made to employees and directors, including employee stock options and restricted stock, is based on estimated fair value of the awards on the date of grant. The value of awards that are ultimately expected to vest is recognized as expense on a straight-line basis over the requisite service periods in the consolidated statements of operations. Forfeitures are accounted for as they occur. See Note 14 — Stock-Based Compensation for further information about the Company’s stock compensation plans.

Income Taxes

v. Income Taxes

The Company is subject to federal and state income taxes in the United States and taxes in foreign jurisdictions. In accordance with ASC Topic 740, the Company uses the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred taxes are determined based on the temporary differences between the financial statement and tax bases of assets and liabilities, using tax rates expected to be in effect during the years in which the bases differences are expected to reverse. A valuation allowance is established against deferred tax assets when it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by the taxing authorities based on the technical merits of the position. The Company measures the recognized tax benefit as the largest amount of tax benefit that has greater than a 50% likelihood of being realized upon the ultimate settlement with a taxing authority. The Company reverses a previously recognized tax benefit if it determines that the tax position no longer meets the more-likely-than-not threshold of being sustained. The Company accrues interest and penalties related to unrecognized tax benefits in income tax expense.

Concentration of Credit Risk and Significant Customers and Vendors

w. Concentration of Credit Risk and Significant Customers and Vendors

The Company maintains its cash and cash equivalents in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk from cash and cash equivalents.

For the years ended December 31, 2023, 2022 and 2021, the Company had no individual customers that accounted for greater than 10% of net sales.

The Company purchases its products on credit terms from vendors located primarily in the United States. For the years ended December 31, 2023, 2022 and 2021, the Company’s cumulative annual purchases from two vendors, four vendors and three vendors, respectively, exceeded 10% of total purchases. The majority of products that the Company sells are available through multiple channels.

The Company has receivables due from vendors related to its advertising and promotional vendor incentive programs and receivables due from business customers with credit terms. As of December 31, 2023 and 2022, receivables from two vendors exceeded 10% of net receivables. As of December 31, 2023 and 2022, no receivables from business customers with credit terms exceeded 10% of net receivables.

Foreign Currency Translation

x. Foreign Currency Translation

The financial statements of foreign subsidiaries and affiliates where the local currency is the functional currency are translated into U.S. dollars using exchange rates in effect at the balance sheet date for assets and liabilities and average exchange rates during the year for revenues and expenses. Any gain or loss on currency translation is included in stockholders’ equity as accumulated other comprehensive income.

Recent Accounting Pronouncements

y. Recent Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (FASB) issued ASU 2020-04 Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, as amended and supplemented by subsequent ASUs (collectively, “ASU 2020-04” and “ASU 2022-06”), which provides practical expedients for contract modifications and certain hedging relationships associated with the transition from reference rates that are expected to be discontinued. This guidance is applicable for borrowing instruments, which use LIBOR as a reference rate, and is available through December 31, 2024. During the second quarter of 2023, the Company amended certain terms of our credit agreement with several financial institutions and the related interest rate swap to replace the LIBOR with the daily Secured Overnight Financing Rate (“SOFR”) as part of our planned reference rate reform activities, as discussed in Note 8 – Line of Credit. The Company elected to apply the practical expedient which allows us to account for the modification of the amended agreements as if the modifications were not substantial. These amendments did not have a material impact to our consolidated financial statements.

In November 2023, the FASB issued Accounting Standards Update (ASU) No. 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Among other new disclosure requirements, ASU 2023-07 requires companies to disclose significant segment expenses that are regularly provided to the chief operating decision maker. All disclosure requirements under ASU 2023-07 are also required for public entities with a single reportable segment. ASU 2023-07 will be effective for annual periods beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. ASU 2023-07 must be applied retrospectively to all prior periods presented in the financial statements. The Company is currently evaluating the disclosure impact of ASU 2023-07.

In December 2023, the FASB issued ASU No. 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 requires companies to disclose, on an annual basis, specific categories in the effective tax rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. In addition, ASU 2023-09 requires companies to disclose additional information about income taxes paid. ASU 2023-09 will be effective for annual periods beginning after December 15, 2024 and will be applied on a prospective basis with the option to apply the standard retrospectively. The Company is evaluating the disclosure impact of ASU 2023-09; however, the standard will not have an impact on the Company’s consolidated financial position, results of operations and/or cash flows.